Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	TCW ETF Trust
Entity Central Index Key	0001831313
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000250837
Shareholder Report [Line Items]
Fund Name	TCW AAA CLO ETF
Trading Symbol	ACLO
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TCW AAA CLO ETF (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/products/etfs. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	www.tcw.com/products/etfs
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
TCW AAA CLO ETF	$10	0.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[1]
AssetsNet	$ 497,013,523
Holdings Count | Holding	298
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$497,013,523 # of Portfolio Holdings298 Portfolio Turnover Rate20%
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Table Summary
Asset-Backed Securities	99.4%
Short-Term Investments	0.4%
Other Assets in Excess of Liabilities	0.2%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
AMMC CLO 27 Ltd., Class A2R, 5.03%, due 01/20/37 (3 mo. USD Term SOFR + 1.350%)	1.1%
Rockford Tower CLO Ltd., Class A1, 4.88%, due 03/31/38 (3 mo. USD Term SOFR + 1.210%)	1.1%
Octagon Investment Partners XXI Ltd., Class A2R4, 4.80%, due 02/14/31 (3 mo. USD Term SOFR + 1.150%)	1.1%
Madison Park Funding XLIX Ltd., Class AR, 4.73%, due 10/19/34 (3 mo. USD Term SOFR + 1.050%)	1.1%
Golub Capital Partners CLO 53B Ltd., Class AR, 4.66%, due 07/20/34 (3 mo. USD Term SOFR + 0.980%)	1.1%
Octagon Investment Partners 51 Ltd., Class AR, 4.67%, due 07/20/34 (3 mo. USD Term SOFR + 0.990%)	1.1%
Rad CLO 21 Ltd., Class A1R, 4.74%, due 01/25/37 (3 mo. USD Term SOFR + 1.070%)	1.1%
Dryden 68 CLO Ltd., Class ARR, 4.77%, due 07/15/35 (3 mo. USD Term SOFR + 1.100%)	1.1%
AGL CLO 16 Ltd., Class AR, 4.63%, due 01/20/35 (3 mo. USD Term SOFR + 0.950%)	1.0%
Golub Capital Partners CLO 77 B Ltd., Class A1, 4.92%, due 01/25/38 (3 mo. USD Term SOFR + 1.250%)	1.0%

Accountant Change Date	Apr. 30, 2026
C000261351
Shareholder Report [Line Items]
Fund Name	TCW Core Plus Bond ETF
Trading Symbol	FIXT
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TCW Core Plus Bond ETF (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/products/etfs. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	www.tcw.com/products/etfs
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
TCW Core Plus Bond ETF	$19	0.39%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.39%	[2]
AssetsNet	$ 211,640,554
Holdings Count | Holding	565
InvestmentCompanyPortfolioTurnover	192.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$211,640,554 # of Portfolio Holdings565 Portfolio Turnover Rate192%
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Table Summary
Residential Mortgage-Backed Securities - Agency	35.5%
Corporate Bonds	22.4%
U.S. Treasury Securities	16.7%
Short-Term Investments	10.7%
Residential Mortgage-Backed Securities - Non-Agency	8.6%
Bank Loans	6.9%
Asset-Backed Securities	6.7%
Commercial Mortgage-Backed Securities - Non-Agency	3.8%
Other Security TypesFootnote Reference*	4.7%
Liabilities in Excess of Other Assets	(16.0%)
Footnote	Description
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/products/etfs for a complete listing of all categories.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
U.S. Treasury Notes, 4.13%, due 04/30/33	5.2%
Uniform Mortgage-Backed Security, TBA, 3.50%, due 01/01/52	4.0%
Uniform Mortgage-Backed Security, TBA, 4.00%, due 06/01/55	3.3%
U.S. Treasury Bonds, 4.75%, due 02/15/56	2.8%
U.S. Treasury Notes, 4.13%, due 02/15/36	2.6%
U.S. Treasury Notes, 3.75%, due 04/30/28	2.5%
Federal National Mortgage Association, 4.50%, due 09/01/52	2.2%
U.S. Treasury Notes, 3.88%, due 04/30/31	2.1%
Federal National Mortgage Association, 2.00%, due 03/01/52	2.1%
TCW Private Asset Income Fund, Class I	1.6%

Accountant Change Date	Apr. 30, 2026
C000255118
Shareholder Report [Line Items]
Fund Name	TCW Corporate Bond ETF
Trading Symbol	IGCB
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TCW Corporate Bond ETF (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/products/etfs. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	www.tcw.com/products/etfs
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
TCW Corporate Bond ETF	$17	0.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.35%	[3]
AssetsNet	$ 39,433,902
Holdings Count | Holding	395
InvestmentCompanyPortfolioTurnover	94.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$39,433,902 # of Portfolio Holdings395 Portfolio Turnover Rate94%
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Table Summary
Corporate Bonds	83.3%
U.S. Treasury Securities	9.9%
Short-Term Investments	7.4%
Foreign Government Bonds	0.4%
Asset-Backed Securities	0.1%
Municipal Bonds	0.0%Footnote Reference1
Residential Mortgage-Backed Securities - Agency	0.0%Footnote Reference1
Convertible Corporate Bonds	0.0%Footnote Reference1
Other Security TypesFootnote Reference*	0.0%Footnote Reference1
Liabilities in Excess of Other Assets	(1.1%)
Footnote	Description
Footnote[1]	Less than 0.01%
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/products/etfs for a complete listing of all categories.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
U.S. Treasury Notes, 3.75%, due 04/30/28	4.0%
U.S. Treasury Bonds, 4.75%, due 02/15/56	3.7%
Bank of America Corp., 2.69%, due 04/22/32 (1 day USD SOFR + 1.320%)	1.6%
JPMorgan Chase & Co., 2.55%, due 11/08/32 (1 day USD SOFR + 1.180%)	1.4%
Wells Fargo & Co., 3.35%, due 03/02/33 (1 day USD SOFR + 1.500%)	1.3%
Goldman Sachs Group, Inc., 1.99%, due 01/27/32 (1 day USD SOFR + 1.090%)	1.2%
T-Mobile USA, Inc., 2.55%, due 02/15/31	1.1%
U.S. Treasury Notes, 4.13%, due 02/15/36	1.1%
UnitedHealth Group, Inc., 5.15%, due 07/15/34	1.0%
Abbott Laboratories, 4.65%, due 03/15/36	1.0%

Accountant Change Date	Apr. 30, 2026
C000250838
Shareholder Report [Line Items]
Fund Name	TCW Flexible Income ETF
Trading Symbol	FLXR
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TCW Flexible Income ETF (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/products/etfs. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	www.tcw.com/products/etfs
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
TCW Flexible Income ETF	$20	0.39%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%	[4]
AssetsNet	$ 3,045,811,959
Holdings Count | Holding	1,566
InvestmentCompanyPortfolioTurnover	110.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$3,045,811,959 # of Portfolio Holdings1,566 Portfolio Turnover Rate110%
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Table Summary
Residential Mortgage-Backed Securities - Agency	22.0%
Corporate Bonds	21.9%
Residential Mortgage-Backed Securities - Non-Agency	20.7%
Commercial Mortgage-Backed Securities - Non-Agency	17.1%
Asset-Backed Securities	13.5%
Bank Loans	7.3%
Money Market Investments	4.0%
Foreign Government Bonds	2.4%
Other Security TypesFootnote Reference*	3.8%
Liabilities in Excess of Other Assets	(12.7%)
Footnote	Description
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/products/etfs for a complete listing of all categories.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
Uniform Mortgage-Backed Security, TBA, 4.50%, due 02/01/56	3.0%
Uniform Mortgage-Backed Security, TBA, 4.00%, due 06/01/55	2.8%
Uniform Mortgage-Backed Security, TBA, 3.50%, due 01/01/52	2.2%
TCW Private Asset Income Fund, Class I	2.0%
Government National Mortgage Association, TBA, 4.00%, due 07/01/55	1.6%
Uniform Mortgage-Backed Security, TBA, 5.50%, due 01/01/56	1.3%
Federal Home Loan Mortgage Corp., 4.00%, due 09/01/52	1.3%
Uniform Mortgage-Backed Security, TBA, 5.00%, due 02/01/56	1.1%
Federal Home Loan Mortgage Corp., 4.50%, due 02/01/53	1.0%
U.S. Treasury Notes, 3.75%, due 04/30/28	0.9%

Accountant Change Date	Apr. 30, 2026
C000250839
Shareholder Report [Line Items]
Fund Name	TCW High Yield Bond ETF
Trading Symbol	HYBX
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TCW High Yield Bond ETF (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/products/etfs. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	www.tcw.com/products/etfs
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
TCW High Yield Bond ETF	$25	0.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%	[5]
AssetsNet	$ 32,513,089
Holdings Count | Holding	273
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$32,513,089 # of Portfolio Holdings273 Portfolio Turnover Rate41%
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Table Summary
Corporate Bonds	88.5%
Bank Loans	5.7%
Short-Term Investments	2.8%
Common Stock	0.5%
Convertible Corporate Bonds	0.0%Footnote Reference1
Warrants	0.0%Footnote Reference1
Other Assets in Excess of Liabilities	2.5%
Footnote	Description
Footnote[1]	Less than 0.01%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
CCO Holdings LLC/CCO Holdings Capital Corp., 5.38%, due 06/01/29	1.4%
GGAM Finance Ltd., 8.00%, due 02/15/27	1.3%
CSC Holdings LLC, 6.50%, due 02/01/29	1.2%
1261229 BC Ltd., 10.00%, due 04/15/32	1.0%
Cloud Software Group, Inc., 8.25%, due 06/30/32	0.9%
CCO Holdings LLC/CCO Holdings Capital Corp., 7.38%, due 02/01/36	0.9%
Discovery Global Holdings, Inc., 5.05%, due 03/15/42	0.9%
Jane Street Group/JSG Finance, Inc., 6.13%, due 11/01/32	0.9%
TransDigm, Inc., 6.38%, due 03/01/29	0.9%
Sunoco LP, 7.88%, due 09/18/30 (5 yr. CMT + 4.230%)	0.8%

Accountant Change Date	Apr. 30, 2026
C000250841
Shareholder Report [Line Items]
Fund Name	TCW Multisector Credit Income ETF
Trading Symbol	MUSE
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TCW Multisector Credit Income ETF (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/products/etfs. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	www.tcw.com/products/etfs
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
TCW Multisector Credit Income ETF	$28	0.56%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.56%	[6]
AssetsNet	$ 39,360,095
Holdings Count | Holding	252
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$39,360,095 # of Portfolio Holdings252 Portfolio Turnover Rate38%
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Table Summary
Corporate Bonds	44.7%
Bank Loans	29.8%
Foreign Government Bonds	17.8%
Asset-Backed Securities	3.1%
Short-Term Investments	0.9%
Common Stock	0.2%
Convertible Corporate Bonds	0.0%Footnote Reference1
Other Assets in Excess of Liabilities	3.5%
Footnote	Description
Footnote[1]	Less than 0.01%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
Romania Government International Bonds, 6.38%, due 01/30/34	1.1%
Abu Dhabi Government International Bonds, 5.50%, due 04/30/54	1.1%
Ecopetrol SA, 5.88%, due 11/02/51	1.0%
Samarco Mineracao SA, 9.50%, due 06/30/31	1.0%
Angola Government International Bonds, 8.75%, due 04/14/32	1.0%
Republic of Kenya Government International Bonds, 7.88%, due 10/09/33	1.0%
Avolon TLB Borrower 1 U.S. LLC, 5.41%, due 06/24/30 (1 mo. USD Term SOFR + 0.018%)	0.9%
TCP Sunbelt Acquisition Co., 7.92%, due 10/24/31 (3 mo. USD Term SOFR + 0.043%)	0.9%
Delivery Hero SE, 8.64%, due 12/12/29 (3 mo. USD Term SOFR + 0.050%)	0.9%
Saudi Government International Bonds, 5.00%, due 01/18/53	0.9%

Accountant Change Date	Apr. 30, 2026
C000250842
Shareholder Report [Line Items]
Fund Name	TCW Senior Loan ETF
Trading Symbol	SLNZ
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TCW Senior Loan ETF (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.tcw.com/products/etfs. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).
Additional Information Phone Number	800-FUND-TCW (800-386-3829)
Additional Information Website	www.tcw.com/products/etfs
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
TCW Senior Loan ETF	$32	0.65%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%	[7]
AssetsNet	$ 227,424,594
Holdings Count | Holding	292
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics Total Net Assets$227,424,594 # of Portfolio Holdings292 Portfolio Turnover Rate52%
Holdings [Text Block]

Asset Allocation (as a % of Net Assets)

Table Summary
Bank Loans	86.6%
Short-Term Investments	8.9%
Corporate Bonds	5.7%
U.S. Treasury Securities	0.6%
Common Stock	0.2%
Foreign Government Bonds	0.1%
Preferred Stock	0.1%
Convertible Corporate Bonds	0.0%Footnote Reference1
Other Security TypesFootnote Reference*	0.0%Footnote Reference1
Liabilities in Excess of Other Assets	(2.2%)
Footnote	Description
Footnote[1]	Less than 0.01%
Footnote*	Please refer to the Fund’s Semi-Annual Financial Statements which are available on the Fund’s website at www.tcw.com/products/etfs for a complete listing of all categories.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
TKO Worldwide Holdings LLC, 5.66%, due 11/21/31 (3 mo. USD Term SOFR + 0.020%)	0.8%
Peer Holding III BV, 6.20%, due 10/28/30 (3 mo. USD Term SOFR + 0.025%)	0.8%
Pelican Products, Inc., 8.21%, due 12/29/28 (3 mo. USD Term SOFR + 0.043%)	0.7%
Corpay Technologies Operating Co. LLC, 5.40%, due 04/28/28 (1 mo. USD Term SOFR + 0.018%)	0.7%
Naked Juice LLC, 9.20%, due 01/24/29 (3 mo. USD Term SOFR + 0.055%)	0.7%
Sabert Corp., 6.77%, due 12/10/26 (1 mo. USD Term SOFR + 0.030%)	0.7%
TCP Sunbelt Acquisition Co., 7.92%, due 10/24/31 (3 mo. USD Term SOFR + 0.043%)	0.7%
Delivery Hero SE, 8.64%, due 12/12/29 (3 mo. USD Term SOFR + 0.050%)	0.6%
Acadia Healthcare Co., Inc., 5.65%, due 02/28/30 (1 mo. USD Term SOFR + 0.020%)	0.6%
Quartz Acquireco LLC, 5.95%, due 06/28/30 (3 mo. USD Term SOFR + 0.023%)	0.6%

Accountant Change Date	Apr. 30, 2026

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.